Quarterly Holdings Report
for
Fidelity® Contrafund® K6
September 30, 2021
CONK6-NPRT3-1121
1.9883976.104
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 20.1%
Entertainment - 3.5%
Activision Blizzard, Inc.	807,858	62,520,131
Netflix, Inc. (a)	949,637	579,601,447
Roblox Corp. (a)(b)	169,449	12,801,872
Sea Ltd. ADR (a)	40,645	12,954,781
The Walt Disney Co. (a)	950,013	160,713,699
Universal Music Group NV	355,825	9,479,670
Warner Music Group Corp. Class A	44,871	1,917,787
		839,989,387
Interactive Media & Services - 15.7%
Alphabet, Inc.:
Class A (a)	257,511	688,460,809
Class C (a)	236,378	630,020,647
Bumble, Inc. (b)	390,239	19,504,145
Facebook, Inc. Class A (a)	6,826,923	2,316,989,382
Snap, Inc. Class A (a)	1,799,010	132,892,869
Zoominfo Technologies, Inc. (a)	220,531	13,494,292
		3,801,362,144
Media - 0.5%
Charter Communications, Inc. Class A (a)	87,431	63,611,298
Comcast Corp. Class A	959,341	53,655,942
Liberty Media Corp. Liberty Formula One Group Series C (a)	229,795	11,813,761
		129,081,001
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	814,015	103,998,556
TOTAL COMMUNICATION SERVICES		4,874,431,088
CONSUMER DISCRETIONARY - 13.5%
Automobiles - 0.6%
General Motors Co. (a)	1,025,747	54,067,124
Hyundai Motor Co.	125,460	20,875,684
Rad Power Bikes, Inc. (a)(c)(d)	331,574	3,177,739
Tesla, Inc. (a)	3,343	2,592,430
Toyota Motor Corp.	3,005,585	53,551,669
XPeng, Inc. Class A	826,913	14,196,775
		148,461,421
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	14,933	2,484,254
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A	379,617	63,680,752
Booking Holdings, Inc. (a)	998	2,369,122
Caesars Entertainment, Inc. (a)	21,853	2,453,655
Chipotle Mexican Grill, Inc. (a)	26,216	47,648,104
Churchill Downs, Inc.	8,819	2,117,266
Dutch Bros, Inc.	48,993	2,122,377
Evolution AB (e)	65,846	9,971,676
Hilton Worldwide Holdings, Inc. (a)	174,770	23,088,865
		153,451,817
Household Durables - 0.5%
D.R. Horton, Inc.	248,766	20,888,881
Garmin Ltd.	178,088	27,685,560
Lennar Corp. Class A	316,179	29,619,649
Mohawk Industries, Inc. (a)	100,068	17,752,063
Sony Group Corp.	44,004	4,885,269
Tempur Sealy International, Inc.	210,186	9,754,732
		110,586,154
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. (a)	553,250	1,817,448,380
Cazoo Group Ltd. (a)(c)	248,400	1,833,565
Cazoo Group Ltd.	873,840	6,110,763
Coupang, Inc. Class A (a)(b)	1,500,498	41,788,869
Deliveroo PLC (a)	1,291,800	4,983,395
Deliveroo PLC Class A (a)(b)(e)	8,469,983	32,771,103
Doordash, Inc.	253,828	52,283,491
eBay, Inc.	1,811,122	126,180,870
Etsy, Inc. (a)	63,166	13,136,001
Global-e Online Ltd.	30,159	2,165,416
Warby Parker, Inc.	44,800	2,376,640
Wayfair LLC Class A (a)	55,908	14,285,053
Zomato Ltd. (a)(c)	4,522,500	7,079,783
ZOZO, Inc.	136,420	5,110,976
		2,127,554,305
Leisure Products - 0.0%
Thule Group AB (e)	97,612	4,893,932
YETI Holdings, Inc. (a)	25,188	2,158,360
		7,052,292
Specialty Retail - 2.0%
Academy Sports & Outdoors, Inc.	671,833	26,886,757
AutoZone, Inc. (a)	11,130	18,898,629
Best Buy Co., Inc.	125,115	13,225,907
Burlington Stores, Inc. (a)	44,213	12,537,480
Carvana Co. Class A (a)	12,956	3,906,752
Dick's Sporting Goods, Inc.	205,597	24,624,353
Fanatics, Inc. Class A (c)(d)	192,106	9,100,061
JD Sports Fashion PLC	161,945	2,275,893
Lithia Motors, Inc. Class A (sub. vtg.)	35,740	11,331,010
National Vision Holdings, Inc. (a)(b)	185,024	10,503,812
O'Reilly Automotive, Inc. (a)	54,004	32,999,684
Pet Center Comercio e Participacoes SA	497,100	2,141,480
The Home Depot, Inc.	733,467	240,767,877
TJX Companies, Inc.	700,989	46,251,254
Williams-Sonoma, Inc.	178,368	31,629,997
		487,080,946
Textiles, Apparel & Luxury Goods - 1.0%
Allbirds, Inc. (a)(c)(d)	33,995	391,622
Crocs, Inc. (a)	19,196	2,754,242
Deckers Outdoor Corp. (a)	104,268	37,557,334
Dr. Martens Ltd. (a)	2,140,375	11,431,223
lululemon athletica, Inc. (a)	31,474	12,737,528
LVMH Moet Hennessy Louis Vuitton SE	5,756	4,122,817
NIKE, Inc. Class B	1,054,878	153,199,932
On Holding AG (b)	172,323	5,192,092
On Holding AG (a)	352,500	9,558,743
Under Armour, Inc. Class A (sub. vtg.) (a)	212,716	4,292,609
		241,238,142
TOTAL CONSUMER DISCRETIONARY		3,277,909,331
CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Anheuser-Busch InBev SA NV	42,900	2,433,177
Diageo PLC	193,040	9,346,033
Keurig Dr. Pepper, Inc.	83,891	2,865,717
Monster Beverage Corp. (a)	95,958	8,523,949
PepsiCo, Inc.	171,460	25,789,299
The Coca-Cola Co.	545,931	28,645,000
		77,603,175
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	546,930	245,762,996
Food Products - 0.0%
Oatly Group AB ADR (b)	3,553	53,721
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	840,929	252,219,835
L'Oreal SA (a)	23,204	9,601,909
L'Oreal SA	30,336	12,553,159
Olaplex Holdings, Inc.	236,900	4,974,900
		279,349,803
TOTAL CONSUMER STAPLES		602,769,695
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd.	432,900	15,827,885
Cheniere Energy, Inc.	81,077	7,918,791
Hess Corp.	113,641	8,876,499
Reliance Industries Ltd.	72,382	2,451,654
		35,074,829
FINANCIALS - 12.1%
Banks - 3.0%
Bank of America Corp.	5,752,424	244,190,399
JPMorgan Chase & Co.	1,606,787	263,014,964
Kotak Mahindra Bank Ltd. (a)	848,972	22,865,617
Royal Bank of Canada	767,898	76,407,852
Starling Bank Ltd. Series D (a)(d)	3,502,023	6,107,553
SVB Financial Group (a)	12,655	8,186,266
The Toronto-Dominion Bank	929,698	61,546,800
Wells Fargo & Co.	813,895	37,772,867
		720,092,318
Capital Markets - 2.0%
BlackRock, Inc. Class A	121,242	101,680,816
Blackstone, Inc.	27,109	3,153,861
Brookfield Asset Management, Inc. (Canada) Class A	244,684	13,111,245
Carlyle Group LP	52,819	2,497,282
Charles Schwab Corp.	148,859	10,842,890
Coinbase Global, Inc. (a)	51,097	11,623,546
Goldman Sachs Group, Inc.	220,293	83,277,363
Moody's Corp.	44,043	15,640,110
Morgan Stanley	1,872,374	182,200,714
MSCI, Inc.	87,831	53,431,111
NASDAQ, Inc.	13,205	2,548,829
S&P Global, Inc.	28,946	12,298,866
		492,306,633
Consumer Finance - 0.4%
American Express Co.	103,523	17,343,208
Capital One Financial Corp.	413,443	66,965,363
		84,308,571
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class A (a)	3,067	1,261,699,362
Insurance - 1.5%
Admiral Group PLC	1,216,992	50,850,160
AIA Group Ltd.	623,450	7,172,423
American International Group, Inc.	963,310	52,876,086
Arthur J. Gallagher & Co.	146,509	21,778,563
Brookfield Asset Management Reinsurance Partners Ltd.	1,368	75,820
Chubb Ltd.	421,263	73,080,705
Direct Line Insurance Group PLC	554,837	2,159,478
Fairfax Financial Holdings Ltd. (sub. vtg.)	25,915	10,461,550
Hartford Financial Services Group, Inc.	243,902	17,134,116
Intact Financial Corp.	121,189	16,024,581
Oscar Health, Inc. (b)	524,750	9,125,403
Progressive Corp.	544,653	49,231,185
The Travelers Companies, Inc.	311,078	47,286,967
		357,257,037
TOTAL FINANCIALS		2,915,663,921
HEALTH CARE - 11.7%
Biotechnology - 2.1%
AbbVie, Inc.	666,725	71,919,626
Alector, Inc. (a)	26,619	607,446
Alnylam Pharmaceuticals, Inc. (a)	18,622	3,516,020
BioNTech SE ADR (a)	42,865	11,701,716
Blueprint Medicines Corp. (a)	8,836	908,429
Cullinan Oncology, Inc.	14,713	332,072
Genmab A/S (a)	10,355	4,524,327
Horizon Therapeutics PLC (a)	833,731	91,326,894
Idorsia Ltd. (a)	474,924	11,450,482
Innovent Biologics, Inc. (a)(e)	474,238	4,567,031
Intellia Therapeutics, Inc. (a)	165,837	22,247,034
Moderna, Inc. (a)	48,808	18,784,247
Regeneron Pharmaceuticals, Inc. (a)	367,090	222,155,526
Vertex Pharmaceuticals, Inc. (a)	184,953	33,548,625
Zai Lab Ltd. (a)	102,245	10,956,619
Zai Lab Ltd. ADR (a)	10,396	1,095,634
		509,641,728
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	438,592	51,810,873
Alcon, Inc.	30,534	2,457,071
Align Technology, Inc. (a)	51,501	34,270,310
Danaher Corp.	742,620	226,083,233
DexCom, Inc. (a)	38,913	21,279,963
Edwards Lifesciences Corp. (a)	484,456	54,845,264
Envista Holdings Corp. (a)	411,178	17,191,352
Hologic, Inc. (a)	237,881	17,557,997
Intuitive Surgical, Inc. (a)	124,910	124,179,277
Medtronic PLC	205,760	25,792,016
Sonova Holding AG Class B	53,528	20,228,673
Stryker Corp.	38,107	10,049,578
West Pharmaceutical Services, Inc.	21,797	9,253,698
		614,999,305
Health Care Providers & Services - 3.6%
agilon health, Inc.	159,351	4,176,590
AmerisourceBergen Corp.	122,245	14,602,165
Cano Health, Inc. (c)	711,826	9,025,954
dentalcorp Holdings Ltd. (a)	584,057	7,640,790
Guardant Health, Inc. (a)	24,810	3,101,498
HCA Holdings, Inc.	232,871	56,522,449
Henry Schein, Inc. (a)	39,490	3,007,558
Molina Healthcare, Inc. (a)	9,081	2,463,766
Option Care Health, Inc. (a)	573,798	13,920,339
Owens & Minor, Inc.	33,032	1,033,571
UnitedHealth Group, Inc.	1,908,881	745,876,162
		861,370,842
Health Care Technology - 0.1%
Doximity, Inc. (b)	97,621	7,878,015
GoodRx Holdings, Inc.	34,800	1,427,496
Medlive Technology Co. Ltd. (e)	516,494	2,473,013
Veeva Systems, Inc. Class A (a)	69,500	20,027,815
		31,806,339
Life Sciences Tools & Services - 1.7%
23andMe Holding Co. (a)(c)	276,400	2,504,184
23andMe Holding Co.:
Class A	15,548	133,822
Class B	276,050	2,375,962
Bio-Rad Laboratories, Inc. Class A (a)	65,574	48,914,925
Charles River Laboratories International, Inc. (a)	22,181	9,153,433
Eurofins Scientific SA	165,723	21,233,459
IQVIA Holdings, Inc. (a)	160,092	38,348,438
Lonza Group AG	24	18,003
Maravai LifeSciences Holdings, Inc.	632,776	31,056,646
Mettler-Toledo International, Inc. (a)	82,021	112,972,445
Thermo Fisher Scientific, Inc.	183,479	104,827,057
Veterinary Emergency Group LLC Class A (c)(d)(f)	98,200	3,156,560
Waters Corp. (a)	85,679	30,613,107
WuXi AppTec Co. Ltd. (H Shares) (e)	254,964	5,935,518
		411,243,559
Pharmaceuticals - 1.7%
Arvinas Holding Co. LLC (a)	32,198	2,646,032
AstraZeneca PLC (United Kingdom)	43,052	5,188,530
Bristol-Myers Squibb Co.	255,188	15,099,474
Eli Lilly & Co.	1,151,021	265,943,402
Jazz Pharmaceuticals PLC (a)	131,639	17,140,714
Nuvation Bio, Inc. (a)	1,094,834	10,882,650
Nuvation Bio, Inc. (a)(c)	439,051	4,364,167
Pfizer, Inc.	272,617	11,725,257
Royalty Pharma PLC	500,286	18,080,336
UCB SA	96,791	10,838,394
Zoetis, Inc. Class A	251,940	48,911,632
		410,820,588
TOTAL HEALTH CARE		2,839,882,361
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.	63,152	22,744,193
Space Exploration Technologies Corp. Class A (a)(c)(d)	7,300	3,065,927
		25,810,120
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	52,530	6,257,899
GXO Logistics, Inc. (a)	15,528	1,218,016
United Parcel Service, Inc. Class B	999,107	181,937,385
		189,413,300
Airlines - 0.0%
Joby Aviation, Inc. (a)(c)	199,579	2,007,765
Building Products - 0.6%
Carrier Global Corp.	406,075	21,018,442
Fortune Brands Home & Security, Inc.	668,637	59,789,521
Toto Ltd.	596,553	28,405,848
Trane Technologies PLC	247,099	42,661,642
		151,875,453
Commercial Services & Supplies - 0.3%
Cintas Corp.	115,284	43,884,007
Clean TeQ Water Pty Ltd. (b)	299,081	143,854
GFL Environmental, Inc. (b)	361,205	13,418,766
TulCo LLC (a)(c)(d)(f)	1,552	2,161,734
		59,608,361
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	29,087	11,886,984
Vertiv Holdings Co.	162,799	3,921,828
Vestas Wind Systems A/S	1,051,542	42,185,836
		57,994,648
Industrial Conglomerates - 0.5%
General Electric Co.	1,043,262	107,487,284
Honeywell International, Inc.	28,931	6,141,473
		113,628,757
Machinery - 0.4%
Deere & Co.	143,274	48,006,819
Ingersoll Rand, Inc. (a)	469,077	23,646,172
Kornit Digital Ltd. (a)	19,317	2,795,943
Nordson Corp.	8,240	1,962,356
Otis Worldwide Corp.	271,021	22,299,608
Pentair PLC	67,058	4,870,423
		103,581,321
Professional Services - 0.2%
Clarivate Analytics PLC (a)	137,363	3,008,250
Equifax, Inc.	113,617	28,792,820
Recruit Holdings Co. Ltd.	46,767	2,858,673
Thomson Reuters Corp.	149,577	16,538,970
		51,198,713
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	396,938	25,920,371
J.B. Hunt Transport Services, Inc.	59,047	9,873,839
XPO Logistics, Inc. (a)	15,528	1,235,718
		37,029,928
TOTAL INDUSTRIALS		792,148,366
INFORMATION TECHNOLOGY - 31.8%
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	3,972,479	290,904,637
CDW Corp.	83,386	15,177,920
Keysight Technologies, Inc. (a)	50,854	8,354,804
Samsung SDI Co. Ltd.	24,307	14,498,171
Zebra Technologies Corp. Class A (a)	53,697	27,676,508
		356,612,040
IT Services - 7.2%
Accenture PLC Class A	609,739	195,067,701
Adyen BV (a)(e)	29,938	83,687,605
Affirm Holdings, Inc. (b)	254,729	30,345,866
Affirm Holdings, Inc. (e)	276,447	32,933,131
Cloudflare, Inc. (a)	1,448,912	163,219,937
EPAM Systems, Inc. (a)	4,266	2,433,668
MasterCard, Inc. Class A	418,261	145,420,984
MongoDB, Inc. Class A (a)	130,972	61,754,608
Nuvei Corp. (e)	24,547	2,812,071
Okta, Inc. (a)	291,936	69,288,090
PayPal Holdings, Inc. (a)	1,180,122	307,079,546
Remitly Global, Inc.	58,073	2,131,279
Shopify, Inc. Class A (a)	127,707	173,343,146
Snowflake Computing, Inc.	32,107	9,710,120
Square, Inc.	45,996	11,031,681
Thoughtworks Holding, Inc.	87,110	2,500,928
Toast, Inc. (b)	59,969	2,995,452
Twilio, Inc. Class A (a)	17,090	5,452,565
Visa, Inc. Class A	2,021,841	450,365,083
		1,751,573,461
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	1,541,031	158,572,090
Ambarella, Inc. (a)	12,177	1,896,446
Analog Devices, Inc.	437,644	73,296,617
Applied Materials, Inc.	351,400	45,235,722
ASML Holding NV	25,445	18,959,324
Lam Research Corp.	207,188	117,921,050
Lattice Semiconductor Corp. (a)	269,433	17,418,843
Marvell Technology, Inc.	605,208	36,500,094
Monolithic Power Systems, Inc.	5,788	2,805,328
NVIDIA Corp.	2,986,208	618,622,849
NXP Semiconductors NV	2,181	427,192
ON Semiconductor Corp. (a)	217,524	9,956,073
Qorvo, Inc. (a)	205,487	34,355,372
Qualcomm, Inc.	2,018,280	260,317,754
Semtech Corp. (a)	78,577	6,126,649
Silergy Corp.	18,000	2,620,280
SiTime Corp. (a)	13,508	2,757,928
Skyworks Solutions, Inc.	170,069	28,023,970
Synaptics, Inc. (a)	430,090	77,300,076
Texas Instruments, Inc.	184,130	35,391,627
		1,548,505,284
Software - 13.1%
Adobe, Inc. (a)	1,014,696	584,180,781
Atlassian Corp. PLC (a)	431,544	168,914,952
Cadence Design Systems, Inc. (a)	519,908	78,734,868
Ceridian HCM Holding, Inc. (a)	45,450	5,118,579
Clear Secure, Inc.	76,628	3,145,579
Confluent, Inc.	35,754	2,132,726
Crowdstrike Holdings, Inc. (a)	93,647	23,016,560
Datadog, Inc. Class A (a)	143,991	20,353,128
DocuSign, Inc. (a)	81,672	21,024,823
Dropbox, Inc. Class A (a)(b)	640,375	18,711,758
Duck Creek Technologies, Inc. (a)	188,082	8,320,748
Dynatrace, Inc. (a)	590,312	41,894,443
Epic Games, Inc. (a)(c)(d)	14,010	12,398,850
Fortinet, Inc. (a)	23,642	6,904,410
HubSpot, Inc. (a)	23,630	15,976,007
Intuit, Inc.	198,964	107,343,068
KnowBe4, Inc. (a)	258,411	5,674,706
Microsoft Corp.	4,418,410	1,245,638,147
Monday.com Ltd. (b)	18,249	5,952,824
Palo Alto Networks, Inc. (a)	11,575	5,544,425
Paycom Software, Inc. (a)	8,184	4,057,218
Qualtrics International, Inc. (b)	116,950	4,998,443
Salesforce.com, Inc. (a)	2,568,716	696,687,154
SentinelOne, Inc.	119,702	6,412,436
ServiceNow, Inc. (a)	92,786	57,737,944
Stripe, Inc. Class B (a)(c)(d)	75,100	3,013,388
Tanium, Inc. Class B (a)(c)(d)	449,538	5,043,816
Workday, Inc. Class A (a)	9,380	2,343,968
Xero Ltd. (a)	80,594	7,908,572
Zoom Video Communications, Inc. Class A (a)	4,461	1,166,552
Zscaler, Inc. (a)	52,689	13,816,110
		3,184,166,983
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	5,846,659	827,302,249
Dell Technologies, Inc. (a)	370,268	38,522,683
		865,824,932
TOTAL INFORMATION TECHNOLOGY		7,706,682,700
MATERIALS - 2.0%
Chemicals - 0.6%
Celanese Corp. Class A	14,425	2,172,982
Sherwin-Williams Co.	516,399	144,452,292
Westlake Chemical Corp.	29,734	2,709,957
		149,335,231
Containers & Packaging - 0.1%
Silgan Holdings, Inc. (b)	217,440	8,340,998
Metals & Mining - 1.3%
ArcelorMittal SA Class A unit (b)	382,159	11,525,915
B2Gold Corp.	5,635,250	19,264,671
Barrick Gold Corp. (Canada)	1,321,249	23,856,754
Cleveland-Cliffs, Inc. (a)	834,075	16,523,026
Franco-Nevada Corp.	668,367	86,830,720
Freeport-McMoRan, Inc.	1,180,202	38,391,971
Gatos Silver, Inc.	367,846	4,278,049
Ivanhoe Electric, Inc. (c)(d)	1,289,012	1,069,880
Ivanhoe Mines Ltd. (a)	5,567,276	35,603,139
Ivanhoe Mines Ltd. (a)(e)	1,472,007	9,413,593
Novagold Resources, Inc. (a)	1,081,914	7,448,516
Nucor Corp.	424,503	41,809,300
Steel Dynamics, Inc.	330,990	19,356,295
Stelco Holdings, Inc.	69,149	2,026,536
Sunrise Energy Metals Ltd. (a)(b)	598,165	682,772
		318,081,137
TOTAL MATERIALS		475,757,366
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	343,863	8,933,561
Prologis (REIT), Inc.	155,911	19,555,917
		28,489,478
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southern Co.	38,316	2,374,443
TOTAL COMMON STOCKS (Cost $15,397,675,980)		23,551,183,578

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Rad Power Bikes, Inc.:
Series A (c)(d)	43,228	414,289
Series C (a)(c)(d)	170,098	1,630,185
Series D (c)(d)	404,900	3,880,481
Rivian Automotive, Inc. Series F (a)(c)(d)	128,235	7,722,312
		13,647,267
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G (a)(c)(d)	8,352	3,244,668
Series H (a)(c)(d)	11,788	4,579,520
Reddit, Inc.:
Series E (a)(c)(d)	27,300	1,686,987
Series F (c)(d)	149,136	9,215,770
		18,726,945
Specialty Retail - 0.0%
Aurora Innovation, Inc. Series B (a)(c)	119,040	2,178,313
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	13,415	154,541
Series B (a)(c)(d)	2,355	27,130
Series C (a)(c)(d)	22,525	259,488
Series Seed (a)(c)(d)	7,210	83,059
Discord, Inc. Series I (a)(c)(d)	2,700	1,486,686
		2,010,904
TOTAL CONSUMER DISCRETIONARY		36,563,429
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	37,316	2,248,263
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (a)(c)(d)	57,282	934,269
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	486,500	2,040,868
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (a)(c)(d)	190,800	2,996,400
Series F (c)(d)	11,519	180,899
		3,177,299
TOTAL HEALTH CARE		5,218,167
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Relativity Space, Inc.:
Series D (a)(c)(d)	207,384	4,735,634
Series E (a)(c)(d)	143,887	3,285,674
Space Exploration Technologies Corp. Series N (a)(c)(d)	49,490	20,785,305
		28,806,613
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(c)(d)	178,019	6,408,684
Commercial Services & Supplies - 0.1%
ZenPayroll, Inc.:
Series D (a)(c)(d)	184,203	5,598,911
Series E (c)(d)	28,063	852,984
		6,451,895
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (a)(c)(d)	9,242	4,442,814
TOTAL INDUSTRIALS		46,110,006
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	80,736	9,555,913
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	33,000	1,961,992
Software - 0.0%
ASAPP, Inc. Series C (a)(c)(d)	204,122	981,827
Carbon, Inc.:
Series D (a)(c)(d)	9,678	323,632
Series E (a)(c)(d)	7,351	248,905
Nuro, Inc. Series C (c)(d)	405,967	5,299,737
Stripe, Inc. Series H (a)(c)(d)	29,000	1,163,625
		8,017,726
TOTAL INFORMATION TECHNOLOGY		19,535,631
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(c)(d)	1,289,012	5,723,213
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,234,067)		116,332,978

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rivian Automotive, Inc. 0% 7/15/26 (c)(d) (Cost $7,168,675)	7,168,675	7,168,675

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(h)	2,845,500	3,243,548
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h)	1,840,000	1,840,000
TOTAL PREFERRED SECURITIES (Cost $4,685,500)		5,083,548

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (i)	551,426,397	551,536,682
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	78,860,457	78,868,343
TOTAL MONEY MARKET FUNDS (Cost $630,404,031)		630,405,025

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $16,136,168,253)	24,310,173,804
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(105,818,416)
NET ASSETS - 100.0%	24,204,355,388

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $197,980,196 or 0.8% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $189,458,673 or 0.8% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
23andMe Holding Co.	2/03/21	2,764,000
Acrisure Holdings, Inc. Series B	3/22/21	1,043,678
Allbirds, Inc.	10/09/18	372,829
Allbirds, Inc. Series A	10/09/18	147,124
Allbirds, Inc. Series B	10/09/18	25,828
Allbirds, Inc. Series C	10/09/18	247,035
Allbirds, Inc. Series Seed	10/09/18	79,073
ASAPP, Inc. Series C	4/30/21	1,346,613
Aurora Innovation, Inc. Series B	3/01/19	1,099,965
Bowery Farming, Inc. Series C1	5/18/21	2,248,263
ByteDance Ltd. Series E1	11/18/20	8,846,581
Cano Health, Inc.	11/11/20	7,118,260
Carbon, Inc. Series D	12/15/17	225,990
Carbon, Inc. Series E	3/22/19	205,787
Cazoo Group Ltd.	3/28/21	2,484,000
Circle Internet Financial Ltd. 0%	5/11/21	2,845,500
Delhivery Private Ltd. Series H	5/20/21	4,511,240
Discord, Inc. Series I	9/15/21	1,486,686
ElevateBio LLC Series C	3/09/21	2,040,868
Epic Games, Inc.	7/13/20 - 7/30/20	8,055,750
Fanatics, Inc. Class A	8/13/20	3,321,513
GoBrands, Inc. Series G	3/02/21	2,085,639
GoBrands, Inc. Series H	7/22/21	4,579,527
High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	6,793,094
Ivanhoe Electric, Inc.	4/30/21	1,069,880
Joby Aviation, Inc.	2/23/21	1,995,790
Lyra Health, Inc. Series E	1/14/21	1,747,079
Lyra Health, Inc. Series F	6/04/21	180,899
Nuro, Inc. Series C	10/30/20	5,299,737
Nuvation Bio, Inc.	2/10/21	4,390,510
Rad Power Bikes, Inc.	1/21/21	1,599,460
Rad Power Bikes, Inc. Series A	1/21/21	208,525
Rad Power Bikes, Inc. Series C	1/21/21	820,526
Rad Power Bikes, Inc. Series D	9/17/21	3,880,481
Reddit, Inc. Series E	5/18/21	1,159,546
Reddit, Inc. Series F	8/11/21	9,215,770
Relativity Space, Inc. Series D	11/20/20	3,095,642
Relativity Space, Inc. Series E	5/27/21	3,285,674
Rivian Automotive, Inc. Series F	1/19/21	4,725,460
Rivian Automotive, Inc. 0% 7/15/26	7/23/21	7,168,675
Space Exploration Technologies Corp. Class A	2/16/21	3,065,927
Space Exploration Technologies Corp. Series N	8/04/20	13,362,300
Stripe, Inc. Class B	5/18/21	3,013,641
Stripe, Inc. Series H	3/15/21	1,163,625
Tanium, Inc. Class B	9/18/20	5,122,575
Tenstorrent, Inc. Series C1	4/23/21	1,961,992
Tenstorrent, Inc. 0%	4/23/21	1,840,000
TulCo LLC	8/24/17 - 9/07/18	686,919
Veterinary Emergency Group LLC Class A	9/16/21	3,156,560
ZenPayroll, Inc. Series D	7/16/19	2,452,184
ZenPayroll, Inc. Series E	7/13/21	852,984
Zipline International, Inc. Series E	12/21/20	5,808,653
Zomato Ltd.	12/09/20 - 2/05/21	2,762,058

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	761,353,791	4,124,328,360	4,334,151,041	249,181	5,571	1	551,536,682	0.8%
Fidelity Securities Lending Cash Central Fund 0.06%	24,574,156	754,864,075	700,569,888	455,073	-	-	78,868,343	0.2%
Total	785,927,947	4,879,192,435	5,034,720,929	704,254	5,571	1	630,405,025

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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